NATIXIS FUNDS TRUST II

April 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus, dated April 1, 2021, for the Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund, and Vaughan Nelson Select Fund, each a series of Natixis Funds Trust II, does not differ from that contained in Post-Effective Amendment No. 233 that was filed electronically on March 29, 2021.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary